Intangible Assets	3 Months Ended
Mar. 31, 2022
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

7. INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS	CONTENT ASSETS	OTHER INTANGIBLES	TOTAL
At January 1, 2022	23,922	—	—	—	1,497	25,419
Additions	1,088	—	—	—	498	1,586
Business combinations (Note 4)	42,599	11,176	6,338	3,552	—	63,665
Amortization charge	(441)	—	(241)	(922)	(77)	(1,681)
Translation differences	(296)	43	28	17	32	(176)
At March 31, 2022	66,872	11,219	6,125	2,647	1,950	88,813
Cost	72,885	11,219	7,451	3,568	2,230	97,353
Accumulated amortization	(6,013)	—	(1,326)	(921)	(280)	(8,540)
Net book amount at March 31, 2022	66,872	11,219	6,125	2,647	1,950	88,813
At January 1, 2021	23,543	—	—	—	17	23,560
Additions	—	—	—	—	313	313
Amortization charge	(463)	—	—	—	(10)	(473)
Translation differences	(1,038)	—	—	—	3	(1,035)
At March 31, 2021	22,042	—	—		323	22,365
Cost	26,546	—	1,036	—	347	27,929
Accumulated amortization	(4,504)	—	(1,036)	—	(24)	(5,564)
Net book amount at March 31, 2021	22,042	—	—	—	323	22,365

Amortization expense of intangible assets for the three months ended March 31, 2022 and 2021 was $1,681 and $473, respectively.

For the three months ended March 31, 2022 and 2021, cash paid for the acquisition of intangible assets and capitalized software developments was $2,069 and $313, respectively.

As of March 31, 2022, the net book value of assets with finite useful lives was $11,575 of which $853 related to a finite life mobile app, $6,125 related to a customers' contracts, $2,647 related to content assets and $1,950 related to other intangibles, and the net book value of assets with indefinite useful lives was $66,020 related to domain names and related websites.